Fair Value Measurements	3 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
The carrying values of financial instruments comprising cash and cash equivalents, accounts payable, accounts receivable and related party accounts receivable approximate fair values due to the short-term maturities of these instruments. The carrying value reported for the revolving line of credit approximates fair value because the underlying instruments are at interest rates which approximate current market rates.
Assets and Liabilities Measured on a Recurring Basis
The following table presents the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2020 and September 30, 2020, by level within the fair value hierarchy:

	December 31, 2020
	Level 1	Level 2	Level 3	Total
	($ in thousands)
Financial assets:
Commodity derivative assets	$—	$9,419	$—	$9,419
Financial liabilities:
Commodity derivative liabilities	$—	$(5,963)	$—	$(5,963)
Interest rate liabilities	$—	$(617)	$—	$(617)

	September 30, 2020
	Level 1	Level 2	Level 3	Total
	($ in thousands)
Financial assets:
Commodity derivative assets	$—	$24,341	$—	$24,341
Financial liabilities:
Commodity derivative liabilities	$—	$(1,672)	$—	$(1,672)
Interest rate liabilities	$—	$(748)	$—	$(748)
Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis
Assets and liabilities accounted for at fair value on a non-recurring basis in accordance with the fair value hierarchy include the initial recognition of asset retirement obligations and the fair value of oil and natural gas properties when acquired in a business combination or assessed for impairment.
The fair value measurements of assets acquired and liabilities assumed are measured on a nonrecurring basis on the acquisition date using an income valuation technique based on inputs that are not observable in the market and therefore represent Level 3 inputs. Significant inputs used to determine the fair value include estimates of: (i) reserves; (ii) future commodity prices; (iii) operating and development costs; and (iv) a market-based weighted average cost of capital rate. The underlying commodity prices embedded in the Company's estimated cash flows are the product of a process that begins with NYMEX forward curve pricing, adjusted for estimated location and quality differentials, as well as other factors that the Company’s management believes will impact realizable prices. These inputs require significant judgments and estimates by the Company’s management at the time of the valuation.
The fair value of asset retirement obligations incurred and acquired during the three months ended December 31, 2020 and 2019, totaled approximately $17 thousand and $873 thousand, respectively. The fair value of additions to the asset retirement obligation liabilities is measured using valuation techniques consistent with the income approach, which converts future cash flows to a single discounted amount. Significant inputs to the valuation include: (i) $50 thousand estimated plug and abandonment cost per well for all oil and natural gas wells and $52 thousand for estimated plug and abandonment cost per well for all disposal wells for the three months ended December 31, 2020 and 2019; (ii) a 27 year and 12 year weighted average by fair value of the estimated remaining life per well for the three months ended December 31, 2020 and 2019; (iii) future inflation factors; and (iv) our average credit-adjusted risk-free rate of 5.17% and 8.34% for the three months ended December 31, 2020 and 2019. These assumptions represent Level 3 inputs.
If the carrying amount of our oil and natural gas properties exceeds the estimated undiscounted future cash flows, we will adjust the carrying amount of the oil and natural gas properties to fair value. The fair value of our oil and natural gas properties is determined using valuation techniques consistent with the income and market approach. The factors used to determine fair value are subject to management’s judgment and expertise and include, but are not limited to, recent sales prices of comparable properties, the present value of future cash flows, net of estimated operating and development costs using estimates of proved reserves, future commodity pricing, future production estimates, anticipated capital expenditures, and various discount rates commensurate with the risk and current market conditions associated with the expected cash flow projected. These assumptions represent Level 3 inputs.